Accounts payable, accruals and other payables - Summary of Accounts Payables (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) installment	Dec. 31, 2023 EGP (ج.م.)	Dec. 31, 2022 USD ($)
Financial Items
Accounts payables	$ 6,812,265		$ 29,158,270
Captain payables	441,815		608,085
Salaries payable	289,236		1,039,030
Accrued expenses	205,729		523,758
LTRA payable	105,557
Other payables	40,261		257,564
LTRA payable non-current portion	83,961
Undiscounted Outstanding Balance Due To LTRA	145,292	ج.م. 4,500,000
Total	7,894,863		31,586,707
Total	7,810,902		31,586,707
Non-financial items
Advances from individual customers (e-wallets)	18,935		1,831,795
Total accounts payable, accruals and other payables	7,829,837		$ 33,418,502
Discount on outstanding creditor balances	$ 18,765,248
Undiscounted Outstanding Balance Number Of Instalments | installment	4